Mining interests and plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about mining interests and plant and equipment [Table Text Block]
	2020			2019
	Mining interests	Plant and equipment (i)	Total	Mining interests	Plant and equipment (i)	Total
	$	$	$	$	$	$

Net book value - January 1	320,008	23,685	343,693	—	189	189
Adoption of IFRS 16	—	—	—	—	9,432	9,432
Acquisition of the San Antonio gold project (Note 8)	57,038	1,330	58,368	—	—	—
Acquisition of Barkerville Gold Mines Ltd. (Note 9)	—	—	—	258,153	13,968	272,121
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville Gold Mines Ltd. (Note 9)	—	—	—	56,070	—	56,070
Additions	75,437	10,915	86,352	5,555	1,595	7,150
Mining tax credit	(4,608)	—	(4,608)	—	—	—
Environmental rehabilitation asset	3,414	—	3,414
Depreciation	—	(5,340)	(5,340)	—	(1,499)	(1,499)
Depreciation capitalized	4,019	—	4,019	230	—	230
Share-based compensation capitalized	688	—	688	230	—	230
Write-off	—	(388)	(388)	—	—	—
Currency translation adjustments	3,307	7	3,314	—	—	—
Net book value - December 31	459,303	30,209	489,512	320,008	23,685	343,693

Closing balance
Cost	459,303	37,545	496,848	320,008	25,681	345,689
Accumulated depreciation	—	(7,336)	(7,336)	—	(1,996)	(1,996)
Net book value	459,303	30,209	489,512	320,008	23,685	343,693

(i) Plant and equipment includes right-of-use assets of $10.8 million as at December 31, 2020 ($9.4 million as at December 31, 2019).